Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		May 31, 2016	May 31, 2015	May 31, 2014
Income Statement [Abstract]
Net Sales	[1]	$ 4,813,649	$ 4,594,550	$ 4,376,353
Cost of Sales		2,726,601	2,653,181	2,500,585
Gross Profit		2,087,048	1,941,369	1,875,768
Selling, General and Administrative Expenses		1,520,977	1,422,944	1,390,128
Interest Expense		91,683	87,615	80,951
Investment (Income), Net		(10,365)	(18,577)	(15,715)
Other Expense (Income), Net		1,287	(3,866)	(4,083)
Income Before Income Taxes	[2]	483,466	453,253	424,487
Provision for Income Taxes		126,008	224,925	118,503
Net Income		357,458	228,328	305,984
Less: Net Income (Loss) Attributable to Noncontrolling Interests		2,733	(11,156)	14,324
Net Income Attributable to RPM International Inc. Stockholders		$ 354,725	$ 239,484	$ 291,660
Average Number of Shares of Common Stock Outstanding:
Basic	[3]	129,383	129,933	129,438
Diluted	[3]	136,716	134,893	132,288
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic		$ 2.70	$ 1.81	$ 2.20
Diluted		2.63	1.78	2.18
Cash Dividends Declared per Share of Common Stock		$ 1.085	$ 1.020	$ 0.945

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[3]	Basic and diluted earnings per share are calculated using the two-class method for the years ended May 31, 2015 and 2014. For the year ended May 31, 2016, basic and diluted earnings per share are calculated under the two-class method and the treasury method, respectively, as those methods resulted in the most dilutive earnings per share.